Average Annual Total Returns		11 Months Ended	12 Months Ended	57 Months Ended	60 Months Ended	72 Months Ended		75 Months Ended	76 Months Ended		117 Months Ended				120 Months Ended		122 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [30]	Dec. 31, 2025	Dec. 31, 2025	[23]	Dec. 31, 2025 [20]	Dec. 31, 2025 [17]	Dec. 31, 2025 [26]	Dec. 31, 2025	[7],[8]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [13]
Quantified Managed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%		(0.36%)								1.80%	[2],[3]	2.01%	[2],[3]
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			5.11%		0.68%										1.13%	[3]
Performance Inception Date			Aug. 09, 2013
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		3.37%		(0.35%)										0.30%	[3]
Quantified Managed Income Fund | Quantified Managed Income Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		3.12%		0.13%										0.57%	[3]
Quantified Managed Income Fund | Quantified Managed Income Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			4.55%		0.06%								0.32%	[3]
Performance Inception Date			Mar. 18, 2016
Quantified Alternative Investment Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		17.88%		14.42%						15.07%				14.82%	[7],[8]
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			14.30%		4.65%										3.84%	[7]
Performance Inception Date			Aug. 09, 2013
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		13.35%		3.01%										2.85%	[7]
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		8.61%		2.92%										2.60%	[7]
Quantified Alternative Investment Fund | Quantified Alternative Investment Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			13.56%		4.05%								3.46%	[7]
Performance Inception Date			Mar. 18, 2016
Quantified STF Fund | NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11],[12]		21.02%		15.30%												19.70%
Quantified STF Fund | Quantified STF Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			(2.47%)		7.34%												14.73%
Performance Inception Date			Nov. 13, 2015
Quantified STF Fund | Quantified STF Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		(5.44%)		4.92%												11.65%
Quantified STF Fund | Quantified STF Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[14],[15]		(0.63%)		4.99%												10.98%
Quantified STF Fund | Quantified STF Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			(3.03%)		6.69%												14.07%
Performance Inception Date			Nov. 13, 2015
Quantified Tactical Fixed Income Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		7.30%		(0.36%)				1.10%
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent			(7.63%)		(8.59%)				(5.21%)
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(11.89%)		(9.71%)				(6.34%)
Quantified Tactical Fixed Income Fund | Quantified Tactical Fixed Income Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[18]		(4.52%)		(6.66%)				(4.17%)
Quantified Evolution Plus Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		17.88%		14.42%			16.03%
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			7.61%		1.64%			0.69%
Performance Inception Date			Sep. 30, 2019
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[21]		(9.32%)		(4.83%)			(4.62%)
Quantified Evolution Plus Fund | Quantified Evolution Plus Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]		5.08%		(1.09%)			(1.38%)
Quantified Common Ground Fund | S&P Composite 1500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.78%	17.02% [22]		13.96% [22]	14.54%	[22]
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			1.02%		8.12%	9.18%
Performance Inception Date			Dec. 27, 2019
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[24]		0.86%		7.27%	8.35%
Quantified Common Ground Fund | Quantified Common Ground Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[24]		0.72%		6.05%	6.96%
Quantified Common Ground Fund | Quantified Common Ground Fund Advisor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		(2.75%)
Performance Inception Date		Jan. 31, 2025
Quantified Pattern Recognition Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		17.88%		14.42%					16.14%
Quantified Pattern Recognition Fund | 50/50 S&P 500/Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25],[27]		12.64%		6.99%					8.50%
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			27.23%		13.42%					12.30%
Performance Inception Date			Aug. 30, 2019
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[28]		26.48%		10.93%					10.14%
Quantified Pattern Recognition Fund | Quantified Pattern Recognition Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[28]		16.12%		9.52%					8.87%
Quantified Government Income Tactical Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]		7.30%	0.12%
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]			Return before taxes
Average Annual Return, Percent			5.52%	(4.73%)
Performance Inception Date			Apr. 15, 2021
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[31]		4.53%	(5.76%)
Quantified Government Income Tactical Fund | Quantified Government Income Tactical Fund Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.27%	(3.91%)

[1]	The Bloomberg US Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade bond market securities, including government, government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Bloomberg US Aggregate Bond Index is shown for ten years for Investor Class Shares and since inception March 18, 2016 for Advisor Class Shares.
[3]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	After tax returns are only shown for Investor Class Shares, after Tax Return for Advisor Class Shares will vary.
[6]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[7]	The Inception date of the Fund’s Investor Class Shares is August 9, 2013. The Fund’s Advisor Class Shares commenced operations on March 18, 2016.
[8]	The S&P 500 Total Return Index Return shown is for 10 year period for the Investor Class Shares and from March 18, 2016 for the Advisor Class Shares.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[10]	After tax returns are only shown for Investor Class Shares, including the ten years. After tax returns for Advisor Class Shares will vary.
[11]	The NASDAQ 100 Return Index is shown from inception of November 13, 2015, for both the Investor Class Shares and the Advisor Class Shares.
[12]	The NASDAQ 100 Total Return Index is the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. Index composition is reviewed on an annual basis in December. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[13]	The inception date of the Fund’s Investor Class Shares and Advisor Class Shares is November 13, 2015.
[14]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[15]	After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[16]	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[17]	The inception date for Fund’s Investor Class Shares is September 13, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[18]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[19]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[20]	The Fund’s Investor Class Shares commenced operations on September 30, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[21]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[22]	The S&P Composite 1500® Total Return Index combines three leading indices, the S&P 500®, the S&P MidCap 400®, and the S&P SmallCap 600®, to cover approximately 90% of U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[23]	The Fund’s Investor Class Shares commenced operations on December 27, 2019. The Fund’s Advisor Class Shares commenced operations on January 31, 2025.
[24]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Investor Class Shares. After Tax Return for Advisor Class Shares will vary.
[25]	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. The Index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[26]	The Fund’s Investor Class Shares commenced operations on August 30, 2019. The Fund’s Advisor Class Shares have not commenced operations.
[27]	The 50/50 S&P 500/Bloomberg Aggregate Index is an unmanaged index is a type of balanced fund which allocates approximately half of its assets to U.S. Equities (via the S&P 500 Index) and the other half to U.S. investment grade bonds (via the Bloomberg U.S. Aggregate Bond Index) The Bloomberg U.S. Aggregate Bond Index is comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[28]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[29]	The Bloomberg U.S. Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[30]	The Fund’s Investor Class Shares commenced operations on April 15, 2021. The Fund’s Advisor Class Shares have not commenced operations.
[31]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.